united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	COMMON STOCKS - 40.3%
	AUTO MANUFACTURERS - 2.2%
93,100	Ford Motor Co.	$ 1,443,050

	BANKS - 2.3%
20,000	Barclays PLC	300,200
2,500	Capital One Financial Corp. (a)	206,375
5,000	Citigroup Inc.	270,550
55,000	ING Groep NV (a) *	713,350
		1,490,475
	BUILDING MATERIALS - 0.4%
23,483	Cemex SAB de CV (ADR) *	239,292

	COAL - 0.3%
15,000	Arch Coal, Inc.	26,700
20,000	Peabody Energy Corp. (b)	154,800
		181,500
	COMMERCIAL SERVICES - 1.8%
20,000	Apollo Group, Inc. - Class A (a) *	682,200
29,800	Western Union Co.	533,718
		1,215,918
	COMPUTERS - 2.3%
7,000	Apple, Inc. (a)	772,660
5,000	International Business Machines Corp.	802,200
		1,574,860
	ELECTRICS - 1.5%
27,500	Exelon Corp.	1,019,700

	ELECTRICAL COMPONENTS & EQUIPMENT- 1.8%
20,000	Emerson Electric Co.	1,234,600

	ENGINEERING & CONSTRUCTION - 0.9%
30,000	ABB, Ltd.	634,500

	ENTERTAINMENT - 0.6%
20,000	Regal Entertainment Group	427,200

	FOOD - 0.4%
4,900	Whole Foods Market, Inc.	247,058

	HEALTHCARE-PRODUCTS - 0.3%
400	Intuitive Surgical, Inc. (a)	211,576

	INTERNET - 4.1%
3,000	Amazon.com, Inc. *	931,050
10,000	eBay, Inc. (a)*	561,200
1,000	Netflix, Inc. *	341,610
800	Priceline Group, Inc. (a)*	912,168
		2,746,028
	INVESTMENT COMPANIES - 4.5%
100,000	American Capital Ltd. *	1,461,000
50,000	Apollo Investment Corp. (b)	371,000
60,000	Ares Capital Corp.	936,300
30,000	Prospect Capital Corp. (b)	247,800
		3,016,100
	IRON/STEEL - 1.1%
90,000	Vale SA	736,200

	MINING - 0.3%
5,000	BHP Billiton PLC	215,000

	MISCELLANEOUS MANUFACTURING - 0.4%
10,000	General Electric Co.	252,700

	OIL & GAS - 5.4%
10,000	Apache Corp.	626,700
1,000	Cimarex Energy Co.	106,000
10,500	Devon Energy Corp.	642,705
15,000	Ensco PLC	449,250
10,000	HollyFrontier Corp.	374,800
20,000	Hugoton Royalty Trust	169,200
5,000	Marathon Petroleum Corp. (a)	451,300
100,000	Penn West Petroleum Ltd. (b)	208,000
5,000	Petroleo Brasileiro SA - ADR	36,500
36,600	Seadrill Ltd.	437,004
20,800	Whiting USA Trust II - Trust Unit	115,648
		3,617,107
	PHARMACEUTICALS - 0.6%
10,000	GlaxoSmithKline PLC	427,400

	PIPELINES - 1.4%
21,931	Kinder Morgan, Inc. (a)	927,900

	REAL ESTATE - 0.3%
10,000	St Joe Co. *	183,900

	RETAIL - 3.7%
500	AutoZone, Inc. (a) *	309,555
5,000	Bed Bath & Beyond, Inc. (a) *	380,850
16,200	Coach, Inc.	608,472
4,500	McDonald's Corp.	421,650
2,500	Panera Bread Co. *	437,000
5,000	TJX Cos, Inc.	342,900
		2,500,427
	SAVINGS & LOANS - 0.6%
25,000	Peoples United Financial, Inc. (a)	379,500

	SEMICONDUCTORS - 0.2%
2,000	First Solar, Inc. *	89,190

	SOFTWARE - 0.2%
10,000	King Digital Entertainment Plc (a)	153,600

	TELECOMMUNICATIONS - 2.4%
20,000	America Movil SAB de CV (a)	443,600
10,000	China Mobile Ltd. - ADR (a)	588,200
32,119	Frontier Communications Corp.	214,234
20,000	Orange SA - ADR (a)	338,400
		1,584,434
	TRUCKING & LEASING - 0.3%
5,000	TAL International Group, Inc.	217,850

	TOTAL COMMON STOCKS (Cost $27,671,995)	26,967,065

	MUTUAL FUNDS - 23.9%
	DEBT FUNDS - 20.7%
10,000	First Trust High Yield Long/Short ETF	496,900
1,393,190	Lord Abbett Investment Trust - Short Duration Income Fund	6,199,696
20,000	SPDR Barclays High Yield Bond ETF (b)	772,200
80,000	Vanguard Short-Term Bond ETF	6,370,400
		13,839,196
	CLOSED-END FUNDS - 3.2%
20,000	Ares Dynamic Credit Allocation Fund Inc	316,400
10,000	Ares Multi-Strategy Credit Fund Inc	195,600
20,000	Avenue Income Credit Strategies Fund	151,100
10,715	Babson Capital Global Short Duration High Yield Fund	403,800
10,000	Diversified Real Asset Income Fund	185,905
20,000	Eaton Vance Senior Income Trust	79,791
8,372	First Trust High Income Long/Short Fund	320,000
1,925	Invesco Dynamic Credit Opportunities Fund	99,208
10,000	Invesco Senior Income Trust	146,253
4,200	Nuveen Short Duration Credit Opportunities Fund	32,051
20,000	Prudential Global Short Duration High Yield Fund Inc	159,200
80,000	Prudential Short Duration High Yield Fund Inc	70,056
		2,159,364

	TOTAL MUTUAL FUNDS (Cost $16,155,874)	15,998,560

	LIMITED PARTNERSHIPS - 3.2%
	PIPELINES - 1.4%
14,564	Energy Transfer Partners LP (a)	946,660

	PRIVATE EQUITY - 1.5%
30,000	Blackstone Group LP (a)	1,014,900

	REAL ESTATE - 0.3%
9,000	Brookfield Property Partners LP (b)*	205,830

	TOTAL LIMITED PARTNERSHIPS (Cost $1,651,667)	2,167,390

	PREFERRED STOCK * - 8.6%
	BANKS - 1.7%
20,000	Goldman Sachs, 4.00%, Perpetual	393,400
20,000	Morgan Stanley, 4.00%, Perpetual	399,400
17,300	Popular Capital Trust II, 6.125%, 12/01/2034	363,300
		1,156,100
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 1.94%, Perpetual	202,500

	INSURANCE - 0.5%
12,357	PartnerRe Ltd., 6.50%, Perpetual	364,158

	INVESTMENT COMPANIES - 0.6%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	387,150

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.5%
20,000	American Capital Agency Corp., 8.00%, 4/5/2017	533,200
16,000	American Realty Capital Properties, Inc., 6.70%, 1/3/2019	365,600
30,000	Annaly Mortgage Management, 7.50%, 9/13/2017	745,500
15,000	ARMOUR Residential REIT, Inc., 7.875%, 2/12/2018	360,150
21,350	CYS Investments, Inc., 7.75%, 8/3/2017	519,873
15,000	Invesco Mortgage Capital, Inc., 7.75%, 7/26/2017	359,850
18,396	NorthStar Realty Finance Corp., 8.25%, 3/13/2015	457,692
12,000	Vornado Realty Trust, 6.875%, 4/20/2016	318,000
		3,659,865

	TOTAL PREFERRED STOCK (Cost - $5,703,139)	5,769,773

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.0%
10,000	American Capital Agency Corp.	218,300
30,000	American Capital Mortgage Investment Corp.	565,200
71,199	American Realty Capital Properties, Inc.	644,351
17,500	Annaly Capital Management, Inc.	189,175
29,378	Ares Commercial Real Estate Corp.	337,259
30,000	CYS Investments, Inc.	261,600
43,600	Government Properties Income Trust	1,003,236
10,000	One Liberty Properties, Inc.	236,700
20,302	Silver Bay Realty Trust Corp.	336,201
86,193	Two Harbors Investment Corp.	863,654
	(Cost - $5,177,008)	4,655,676

	SHORT-TERM INVESTMENTS - 23.7%
15,846,122	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class ,0.07%**
	(Cost $15,846,122)	$ 15,846,122

	TOTAL INVESTMENTS IN LONG SECURITIES - 106.7% (Cost $72,205,805) (c)	$ 71,404,586
	TOTAL CALL OPTIONS WRITTEN - (0.4) % (Premiums received $243,468)	(304,592)
	TOTAL PUT OPTIONS WRITTEN - (2.8) % (Premiums received $1,412,052)	(1,877,638)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5) %	(2,327,046)
	TOTAL NET ASSETS - 100.0%	$ 66,895,310

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4)% *
100	America Movil
	Expiration January 2015, Exercise Price $26.00	1,000
200	Apollo Education Group, Inc.
	Expiration February 2015, Exercise Price $34.00	48,200
35	Apple, Inc.
	Expiration January 2015, Exercise Price $105.00	21,700
5	AutoZone, Inc.
	Expiration January 2015, Exercise Price $530.00	47,770
50	Bed Bath & Beyond, Inc.
	Expiration February 2015, Exercise Price $75.00	19,250
100	Blackstone Group LP/The
	Expiration March 2015, Exercise Price $32.00	31,050
100	China Mobile Ltd.
	Expiration March 2015, Exercise Price $62.50	12,000
4	Capital One Financial Corp.
	Expiration January 2015, Exercise Price $85.00	132
100	EBay, Inc.
	Expiration February 2015, Exercise Price $57.50	15,400
100	Energy Transfer Partners LP
	Expiration March 2015, Exercise Price $70.00	14,500
300	ING Groep NV
	Expiration January 2015, Exercise Price $15.00	1,500
4	Intuitive Surgical, Inc.
	Expiration January 2015, Exercise Price $510.00	11,680
100	King Digital Entertainment Plc
	Expiration February 2015, Exercise Price $17.54	9,500
200	Kinder Morgan, Inc.
	Expiration March 2015, Exercise Price $42.50	28,600
50	Marathon Petroleum Corp.
	Expiration January 2015, Exercise Price $90.00	14,250
200	Orange SA
	Expiration February 2015, Exercise Price $17.50	8,800
250	Peoples Financial Services
	Expiration February 2015, Exercise Price $15.00	12,500
4	Priceline Group, Inc.
	Expiration February 2015, Exercise Price $1,210.00	6,760
	TOTAL CALL OPTIONS WRITTEN - (Premiums received $243,468)	304,592

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.8)% *
200	ABB Ltd.
	Expiration March 2015, Exercise Price $21.00	13,000
200	ABB Ltd.
	Expiration March 2015, Exercise Price $22.00	27,000
10	Amazon.Com, Inc.
	Expiration February 2015, Exercise Price $325.00	24,350
15	Amazon.Com, Inc.
	Expiration March 2015, Exercise Price $300.00	21,600
100	America Movil
	Expiration January 2015, Exercise Price $20.00	1,500
200	American Capital Ltd.
	Expiration January 2015, Exercise Price $14.00	1,800
200	American Capital Ltd.
	Expiration January 2015, Exercise Price $15.00	11,400
200	American Capital Ltd.
	Expiration February 2015, Exercise Price $16.00	32,400
201	American Capital Ltd.
	Expiration February 2015, Exercise Price $17.00	50,451
200	American Capital Ltd.
	Expiration February 2015, Exercise Price $18.00	70,000
35	Apple, Inc.
	Expiration January 2015, Exercise Price $95.00	455
10	AutoZone, Inc.
	Expiration January 2015, Exercise Price $510.00	450
5	AutoZone, Inc.
	Expiration January 2015, Exercise Price $550.00	225
100	BHP Billiton PLC
	Expiration March 2015, Exercise Price $55.00	152,000
150	Blackstone Group LP/The
	Expiration January 2015, Exercise Price $32.00	8,400
200	Blackstone Group LP/The
	Expiration January 2015, Exercise Price $27.00	600
150	Blackstone Group LP/The
	Expiration January 2015, Exercise Price $30.00	750
4	Capital One Financial Corp.
	Expiration January 2015, Exercise Price $80.00	120
191	Cemex SA de C V
	Expiration January 2015, Exercise Price $12.50	47,276
38	Coach, Inc.
	Expiration January 2015, Exercise Price $42.00	17,480
100	Devon Energy Corp.
	Expiration January 2015, Exercise Price $62.50	23,700
50	Devon Energy Corp.
	Expiration January 2015, Exercise Price $70.00	44,050
50	Discover Financial Services
	Expiration January 2015, Exercise Price $60.00	1,000
100	EBay, Inc.
	Expiration February 2015, Exercise Price $52.50	7,900
100	Emerson Electric Co.
	Expiration March 2015, Exercise Price $62.50	26,500
100	Enterprise Products
	Expiration March 2015, Exercise Price $37.50	31,000
100	Enterprise Products Partners
	Expiration January 2015, Exercise Price $37.50	13,500
50	Expedia, Inc.
	Expiration January 2015, Exercise Price $82.50	4,750
100	Fastenal Co.
	Expiration February 2015, Exercise Price $45.00	8,000
100	FirstEnergy Corp.
	Expiration January 2015, Exercise Price $33.00	1,000
300	Ford Motor Co.
	Expiration January 2015, Exercise Price $14.00	900
100	Ford Motor Co.
	Expiration February 2015, Exercise Price $15.00	4,400
200	Ford Motor Co.
	Expiration March 2015, Exercise Price $15.00	10,200
76	Gamestop Corp.
	Expiration April 2015, Exercise Price $31.00	18,620
50	GameStop Corp.
	Expiration January 2015, Exercise Price $36.00	14,250
100	Glaxosmithkline PLC ADR
	Expiration January 2015, Exercise Price $46.00	34,000
600	ING Groep NV
	Expiration January 2015, Exercise Price $14.00	57,000
30	Int'l Business Machines Corp.
	Expiration January 2015, Exercise Price $180.00	58,500
25	Int'l Business Machines Corp.
	Expiration February 2015, Exercise Price $160.00	12,875
25	Int'l Business Machines Corp.
	Expiration March 2015, Exercise Price $160.00	13,825
25	Int'l Business Machines Corp.
	Expiration April 2015, Exercise Price $160.00	17,425
200	Kinder Morgan, Inc.
	Expiration March 2015, Exercise Price $40.00	22,000
50	Marathon Petroleum Corp.
	Expiration January 2015, Exercise Price $80.00	2,500
10	Netflix, Inc.
	Expiration March 2015, Exercise Price $330.00	19,100
200	Orange SA
	Expiration February 2015, Exercise Price $15.00	5,000
200	Owens-Illinois, Inc.
	Expiration February 2015, Exercise Price $26.00	13,000
25	Panera Bread Co.
	Expiration January 2015, Exercise Price $170.00	2,750
15	Panera Bread Co.
	Expiration February 2015, Exercise Price $165.00	4,230
1,000	Penn West Petroleum
	Expiration January 2016, Exercise Price $3.00	145,000
1,000	Penn West Petroleum
	Expiration January 2016, Exercise Price $4.00	235,000
1,000	Penn West Petroleum
	Expiration January 2015, Exercise Price $4.00	205,000
1,000	Penn West Petroleum
	Expiration March 2015, Exercise Price $3.50	155,000
250	People's United Financial, Inc.
	Expiration February 2015, Exercise Price $15.00	8,750
300	Petroleo Brasileiro SA
	Expiration January 2015, Exercise Price $10.00	81,900
100	Popular, Inc.
	Expiration January 2015, Exercise Price $28.00	1,700
2	Priceline Group, Inc.
	Expiration January 2015, Exercise Price $1,075.00	456
4	Priceline Group, Inc.
	Expiration February 2015, Exercise Price $1,165.00	21,800
2	Priceline Group, Inc.
	Expiration March 2015, Exercise Price $1,100.00	6,200
200	PulteGroup, Inc.
	Expiration January 2015, Exercise Price $17.00	600
200	PulteGroup, Inc.
	Expiration January 2015, Exercise Price $18.00	800
34	Seadrill Ltd.
	Expiration January 2015, Exercise Price $28.00	56,100
100	TJX Cos., Inc.
	Expiration January 2015, Exercise Price $62.50	1,000
100	Whole Foods Market, Inc.
	Expiration January 2015, Exercise Price $37.50	100
100	Whole Foods Market, Inc.
	Expiration February 2015, Exercise Price $45.00	5,000
	TOTAL PUT OPTIONS WRITTEN - (Premiums received $1,412,052)	$ 1,877,638

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2014.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at December 31, 2014. Total loaned securities had a market value of $1,513,692 at December 31, 2014.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,315,587, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,401,782
	Unrealized depreciation	(5,495,013)
	Net unrealized depreciation	$ (1,093,231)
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	COMMON STOCKS - 54.6%
	AGRICULTURE- 4.3%
9,300	Universal Corp.	$ 409,014

	ELECTRICS - 0.6%
1,000	Cleco Corp.	54,540

	ENERGY- 1.9%
13,960	FutureFuel Corp.	181,759

	ENTERTAINMENT - 2.3%
10,000	Regal Entertainment Group (b)	213,600

	ENVIROMENTAL CONTROL - 1.2%
5,000	Covanta Holding Corp.	110,050

	FOREST PRODUCTS & PAPER- 3.4%
7,706	Schweitzer/Mauduit International, Inc.	325,964

	HEALTCHCARE - PRODUCTS - 0.6%
14,500	Female Health Co.	56,840

	INVESTMENT COMPANIES - 2.5%
10,000	Apollo Investment Corp.	74,200
20,000	Prospect Capital Corp.	165,200
		239,400
	IRON/STEEL - 1.7%
22,700	Cliffs Natural Resources, Inc. (b)	162,078

	MEDIA - 1.5%
29,800	CTC Media, Inc.	145,126

	METAL FABRICATE/HARDWARE - 1.9%
4,393	Ampco-Pittsburgh Corp.	176,965

	MISCELLANEOUS MANUFACTURING - 3.3%
9,106	Sturm Ruger & Co., Inc. (b)	315,341

	OIL & GAS - 3.1%
2,000	Atwood Oceanics, Inc. *	56,740
4,450	CVR Energy, Inc.	172,259
20,000	Penn West Petroleum Ltd. (b)	41,600
3,500	Whiting USA Trust II - Trust Unit	19,460
		290,059
	OIL & GAS SERVICES - 3.8%
17,299	Gulf Island Fabrication, Inc.	335,428

	REAL ESTATE - 2.6%
6,000	St. Joe Co. *	110,340
58,573	Xinyuan Real Estate Co., Ltd.	138,232
		248,572
	RETAIL - 13.2%
25,300	American Eagle Outfitters, Inc. (b)	351,164
3,500	Bob Evans Farms, Inc.	179,130
500	Buckle, Inc.	26,260
10,000	Chico's FAS, Inc.	162,100
500	Cracker Barrel Old Country Store, Inc. (a)	70,380
9,180	Destination Maternity Corp.	146,421
5,000	GameStop Corp. - Cl. A	169,000
2,500	PetMed Express, Inc.	35,925
5,200	Vera Bradley, Inc. *	105,976
		1,246,356
	TELECOMMUNICATIONS - 1.2%
26,955	RF Industries, Ltd.	109,707

	TRANSPORTATION - 4.1%
11,300	Matson, Inc.	390,076

	TRUCKING & LEASING - 1.4%
4,000	Textainer Group Holdings, Ltd.	137,280

	TOTAL COMMON STOCKS (Cost $5,974,411)	5,148,155

	LIMITED PARTNERSHIPS - 9.2%
	CHEMICALS - 1.0%
900	Terra Nitrogen Co. LP	92,430

	OIL & GAS SERVICES - 1.2%
4,447	Compressco Partners LP	58,122
3,500	CVR Regining LP	58,800
		116,922
	PIPELINES - 2.2%
5,000	Boardwalk Pipeline Partners LP	88,850
2,000	NuStar Energy LP	115,500
		204,350
	REAL ESTATE - 1.2%
5,000	Brookfield Property Partners LP	114,350

	TRANSPORTATION - 3.6%
12,500	Martin Midstream Partners LP	336,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,064,790)	864,052

	PREFERRED STOCK - 1.8%
	BANKS - 0.5%
2,000	Boston Private Financial., 6.95%, 6/15/2018	49,840

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
5,000	CYS Investments, Inc., 7.75%, 8/3/2017	121,750

	TOTAL PREFERRED STOCK (Cost $163,640)	171,590

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 15.3%
25,000	Ares Commercial Real Estate Corp.	287,000
25,000	ARMOUR Residential REIT, Inc.	92,000
20,000	CYS Investments, Inc.	174,400
5,000	Government Properties Income Trust	115,050
10,000	Inland Real Estate Corp.	109,500
7,000	Invesco Mortgage Capital, Inc.	108,220
10,000	One Liberty Properties, Inc.	236,700
1,000	Silver Bay Realty Trust Corp.	16,560
30,000	Two Harbors Investment Corp.	300,600
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,463,051)	1,440,030

	SHORT-TERM INVESTMENTS - 18.6%
1,757,160	Fidelity Institutional Money Market Fund -Prime Money Market Government Portfolio, 0.07%**	1,757,160
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,757,160)	1,757,160

	TOTAL INVESTMENTS IN LONG SECURITIES - 99.5% (Cost $10,423,052) (d)	$ 9,380,987
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums received $2,396)	(11,300)
	TOTAL PUT OPTIONS WRITTEN - (0.0) % (Premiums received $11,941)	(4,375)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%	61,147
	TOTAL NET ASSETS - 100.0%	$ 9,426,459

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)% *
5	Cracker Barrel Old Country
	Expiration March 2015, Exercise Price $120.00	11,300
	TOTAL CALL OPTIONS WRITTEN - (Premiums received $2,396)	11,300

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% *
50	Chico's FAS, Inc.
	Expiration February 2015, Exercise Price $16.00	3,250
25	TAL International Group, Inc.
	Expiration January 2015, Exercise Price $42.50	1,125
	TOTAL PUT OPTIONS WRITTEN - (Premiums received $11,941)	$ 4,375

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2014
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(c) All or a portion of the security is out on loan at December 31, 2014. Total loaned securities had a market value of $870,870 at December 31, 2014.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,390,438, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 402,741
	Unrealized depreciation	(1,427,867)
	Net unrealized depreciation	$ (1,025,126)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 26,967,065	$ -	$ -	$ 26,967,065
Mutual Funds	15,998,560	-	-	15,998,560
Limited Partnerships	2,167,390			2,167,390
Preferred Stock	5,769,773	-	-	5,769,773
REITs	4,655,676	-	-	4,655,676
Short-Term Investments	15,846,122	-	-	15,846,122
Total	$ 71,404,586	$ -	$ -	$ 71,404,586

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (304,592)		$ -	$ (304,592)
Put Options Written	(1,877,638)		-	(1,877,638)
Total	$ (2,182,230)	$ -	$ -	$ (2,182,230)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 5,148,155	$ -	$ -	$ 5,148,155
Limited Partnerships	864,052			864,052
Preferred Stock	171,590	-	-	171,590
REITs	1,440,030	-	-	1,440,030
Short-Term Investments	1,757,160	-	-	1,757,160
Total	$ 9,380,987	$ -	$ -	$ 9,380,987

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (11,300)	$ -	$ -	$ (11,300)
Put Options Written	(4,375)	-	-	(4,375)
Total	$ (15,675)	$ -	$ -	$ (15,675)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
As of December 31, 2014, the amount of unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $(526,710) and $(1,338) for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/24/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/24/2015